Accounts Payable	12 Months Ended
Dec. 31, 2023
Accounts Payable
Accounts Payable

12. Accounts Payable

	December 31,
	2023	2022

	(in US$’000)
Accounts payable	36,327	71,115

Substantially all accounts payable are denominated in RMB, EUR and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis based on the relevant invoice dates is as follows:

	December 31,
	2023	2022

	(in US$’000)
Not later than 3 months	33,233	60,553
Between 3 months to 6 months	1,058	7,216
Between 6 months to 1 year	941	2,137
Later than 1 year	1,095	1,209
	36,327	71,115